Investment Strategy - The 3D Printing ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The following replaces in its entirety the second and third paragraphs of the “Principal Investment Strategies” in the Summary Prospectus and “The 3D Printing ETF—Summary—Principal Investment Strategies” in the Prospectus:
Strategy Narrative [Text Block]

The Index is designed to track the price movements of stocks of companies involved in the 3D printing industry. The Index has been created and licensed to the Fund by ARK’s Index Products Group and is calculated, published and distributed by Solactive AG (“Solactive”). Information regarding the Index is available at http://www.solactive.com. The Index is composed of equity securities and depositary receipts of exchange listed companies from the U.S., non-U.S. developed markets and Taiwan that are engaged in 3D printing related businesses within the following categories:

(i) Additive Manufacturing Producers — companies whose primary business activity is the production of additive manufacturing / 3D printing hardware, systems or printed end parts; and

(ii) Additive Manufacturing Users & Enablers — companies that materially use additive manufacturing in their own production processes, or that provide enabling technologies, software, services or inputs to the additive manufacturing value chain. The Index assigns an equal 50% weighting to each category and all companies within each category are equally weighted within the category.

At least 80% of the companies in the Index either (i) derive at least 50% of their earnings or revenues or at least 50% of their assets are devoted to the activities described in the Additive Manufacturing Producers and Additive Manufacturing Users & Enablers sections above, or (ii) the Adviser determines that such company is an acknowledged leader in the Additive Manufacturing industry.